LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®
Limited Term Tax-Exempt Bond Fund of America® Prospectus Supplement (for prospectus dated October 1, 2016)

1.      The table under the heading “Average annual total returns” in the “Investment results” section of the Limited Term Tax-Exempt Bond Fund of America summary portion of the prospectus is amended in its entirety to read as follows:

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Average Annual Returns - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(1.12%)	2.62%	3.15%	4.02%	Oct. 06, 1993
Class B	B Before taxes	(4.28%)	2.07%	2.84%	3.58%	Mar. 15, 2000
Class C	C Before taxes	(0.37%)	2.38%	2.64%	3.02%	Mar. 15, 2001
Class F-1	F-1 Before taxes	1.30%	3.07%	3.36%	3.52%	Mar. 15, 2001
Class F-2	F-2 Before taxes	1.54%	3.34%		3.66%	Aug. 18, 2008
After Taxes on Distributions | Class A	A After taxes on distributions	(1.12%)	2.62%	3.15%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	0.36%	2.62%	3.10%
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.20%	3.16%	3.86%	4.38%	Oct. 06, 1993
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.96%	2.31%	2.84%	3.60%	Oct. 06, 1993

Keep this supplement with your prospectus.